DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS AND ORGANIZATION
Schedule of subsidiaries, VIEs and VIEs' subsidiaries

As of December 31, 2017, Yintech has subsidiaries, VIEs and VIEs’ subsidiaries in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, United States of America (“USA”), British Virgin Islands (“BVI”) and New Zealand (“NZ”). Details of the subsidiaries, VIEs and VIEs’ subsidiaries of the Company are set out below:

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Yin Sai Computer Technology Co., Ltd. (Yin Sai) (formerly known as Shanghai Yin Tian Xia Technology Co., Ltd.)*	Incorporated on June 27, 2011	RMB 5 million	100%	PRC

Shanghai Yin Tian Xia Financial and Information Service Co., Ltd.*	Incorporated on May 15, 2014	RMB 5 million	100%	PRC

Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))*	Incorporated on September 29, 2014	USD 1 dollar	100%	BVI

Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)*	Incorporated on October 31, 2014	HKD 1 dollar	100%	Hong Kong

Shanghai Chun Xin Information Technology Co., Ltd. (formerly known as Shanghai Zu Ding Culture Communication Co., Ltd.)	Incorporated on April 14, 2015	RMB 1 million	100%	PRC

Shanghai Yintech Investment Group Co., Ltd. (formerly known as Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd.)	Incorporated on April 14, 2015	USD 30 million	100%	PRC

Yintech Frontier Co., Ltd.	Incorporated on November 5, 2015	USD 1 dollar	100%	BVI

Yintech Elements Co., Ltd.	Incorporated on November 9, 2015	USD 1 dollar	100%	BVI

Shanghai Jin Dou Information Technology Co., Ltd. (“Jin Dou”)	Incorporated on November 12, 2015	RMB 10 million	100%	PRC

Yintech Elements (HK) Co., Ltd.	Incorporated on November 19, 2015	HKD 1 dollar	100%	Hong Kong

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Yintech Frontier (HK) Co., Ltd.	Incorporated on November 19, 2015	HKD 1 dollar	100%	Hong Kong

Shanghai Jin Huan Industrial Co., Ltd. (“Jin Huan”)	Incorporated on November 30, 2015	RMB 3.05 million	100%	PRC

Shanghai Jin Yi Information Technology Co., Ltd., (“Jin Yi”)	Incorporated on December 4, 2015	RMB 10 million	100%	PRC

Shanghai Yi Shi Information Technology Co., Ltd. (‘‘Yi Shi’’)	Incorporated on March 30, 2016	RMB 10 million	100%	PRC

Yintech Ventures Co., Ltd.	Incorporated on June 1, 2016	USD 1 dollar	100%	BVI

Shanghai Yin He You Co., Ltd. (“Yin He You”)	Acquired on June 1, 2016	RMB 5 million	100%	PRC

Yintech Gold Co., Ltd.	Incorporated on June 16, 2016	USD 1 dollar	100%	BVI

Yintech Ventures (HK) Co., Ltd.	Incorporated on June 21, 2016	HKD 1 dollar	100%	Hong Kong

Shanghai Li Xian Information Technology Co., Ltd. (‘‘Li Xian’’)	Incorporated on July 26, 2016	—	100%	PRC

Shanghai Xie Luo Information Technology Co., Ltd. (‘‘Xie Luo’’)	Incorporated on July 26, 2016	—	100%	PRC

Gold Master (HK) Co., Ltd.(“Gold Master HK”)	Acquired on August 31, 2016	USD 3 million	100%	Hong Kong

Shanghai Ming Qin Information Technology Co., Ltd. (‘‘Ming Qin’’)	Acquired on August 31, 2016	USD 3 million	100%	PRC

Shanghai Gold Master Network Financial Information Service Co., Ltd. (‘‘Gold Master’’)	Acquired on August 31, 2016	RMB 84 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Gold Master Network Technology Co., Ltd. (‘‘Gold Master Network’’)	Acquired on August 31, 2016	RMB 10 million	100%	PRC

Shanghai Xi Ben Sofware Technology Co., Ltd. (‘‘Xi Ben’’)	Incorporated on September 12, 2016	—	100%	PRC

Yintech Innovation Co., Ltd.	Incorporated on November 23, 2016	USD 1 dollar	100%	BVI

Yintech Financial Holdings Co., Ltd.	Incorporated on December 12, 2016	USD 1 dollar	100%	BVI

Yintech Innovation Labs, LLC	Incorporated on December 20, 2016	USD 0.5 million	100%	USA

Shanghai Die Xiao Information Technology Co., Ltd. (“Die Xiao”)	Incorporated on December 27, 2016	RMB 1.85 million	100%	PRC

Shanghai Hai Fan Information Technology Co., Ltd. (“Hai Fan”)	Incorporated on January 22, 2017	—	100%	PRC

Shanghai Hao Ken Information Technology Co., Ltd. (“Hao Ken”)	Incorporated on February 23, 2017	RMB 0.2 million	100%	PRC

Shanghai Qian Cheng Industrial Co., Ltd. (“Qian Cheng”)	Incorporated on August 7, 2017	RMB 1 million	100%	PRC

Shanghai Qian Lin Industrial Co., Ltd. (“Qian Lin”)	Incorporated on August 8, 2017	—	100%	PRC

Shanghai Qian Jing Industrial Co., Ltd. (“Qian Jing”)	Incorporated on August 9, 2017	RMB 1 million	100%	PRC

Shanghai Qian Xi Industrial Co., Ltd. (“Qian Xi”)	Incorporated on August 9, 2017	RMB 0.06 million	100%	PRC

Shanghai Qian Dian Industrial Co., Ltd. (“Qian Dian”)	Incorporated on August 10, 2017	RMB 0.06 million	100%	PRC

Shanghai Qian Du Industrial Co., Ltd. (“Qian Du”)	Incorporated on August 10, 2017	—	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Qian Shi Industrial Co., Ltd. (“Qian Shi”)	Incorporated on August 10, 2017	—	100%	PRC

Shanghai Xu Fan Industrial Co., Ltd (“Xu Fan”)	Incorporated on August 15, 2017	RMB 0.01 million	100%	PRC

Shanghai Xu Xing Industrial Co., Ltd (“Xu Xing”)	Incorporated on August 15, 2017	RMB 0.01 million	100%	PRC

Shanghai Xu Mu Industrial Co., Ltd (“Xu Mu”)	Incorporated on August 17, 2017	RMB 1 million	100%	PRC

Shanghai Xu Liang Cultural Communication Co., Ltd. (“Xu Liang”)	Acquired on August 31, 2017	RMB 1.83 million	100%	PRC

Fuqing Yun Zhong Information Technology Co., Ltd. (“Yun Zhong”)	Incorporated on October 19, 2017	—	100%	PRC

Shanghai Miao Huan Industrial Co., Ltd. (“Miao Huan”)	Incorporated on October 24, 2017	—	100%	PRC

Forthright International Holdings Limited	Acquired on December 29, 2017	USD 1 dollar	100%	BVI

Forthright International Co., Ltd.	Acquired on December 29, 2017	—	100%	New Zealand

Forthright Financial Holdings Co., Ltd	Acquired on December 29, 2017	HKD 50 million	100%	Hong Kong

Forthright Securities Co., Ltd.	Acquired on December 29, 2017	HKD 80 million	100%	Hong Kong

Forthright Management Services Co., Ltd.	Acquired on December 29, 2017	HKD 0.01 million	100%	Hong Kong

Forthright Asset Management Co., Ltd.	Acquired on December 29, 2017	HKD 15 million	100%	Hong Kong

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Forthright Finance Co., Ltd.	Acquired on December 29, 2017	HKD 0.5 million	100%	Hong Kong

Shanghai Fan Di Information Technology Co., Ltd. (“Fan Di”)	Acquired on December 29, 2017	HKD 5 million	100%	PRC

Name of VIE	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Bei Xun Industrial Co., Ltd. (“Bei Xun”)	Acquired on January 3, 2017	RMB 10 million	100%	PRC

Shanghai Ran Yu Information Technology Co., Ltd. (“Ran Yu”)	Acquired on January 3, 2017	RMB 20 million	100%	PRC

Guangdong Hong Feng Co., Ltd. (“Hong Feng”)	Incorporated on October 17, 2017	RMB 2.6 million	100%	PRC

Name of VIE’s subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Hua Shu Tong Jin Industrial Co., Ltd. (“Hua Shu Tong Jin”)	Incorporated on May 26, 2017	RMB 0.01 million	100%	PRC

Guangdong Bo Zhong Securities Investment Advisory Co., Ltd. (“Bo Zhong”)	Acquired on May 31, 2017	RMB 35 million	94%	PRC

Sina Shi Jin (Shanghai) Information Technology Co., Ltd. (“Sina Shi Jin”) (formerly known as Sina Cai Dao (Shanghai) Information Technology Co., Ltd.)	Acquired on July 1, 2017	RMB 104.45 million	51%	PRC

Shanghai Hou Zhan Information Technology Co., Ltd. (“Hou Zhan”)	Incorporated on July 20, 2017	—	51%	PRC

Name of VIE’s subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Yuan Shi Investment Advisory Co., Ltd. (“Yuan Shi”)	Acquired on August 31, 2017	RMB 2.3 million	100%	PRC

Shanghai Tian Xi Information Technology Co., Ltd. (“Tian Xi”)	Acquired on August 31, 2017	RMB 10 million	100%	PRC

Shanghai Chun Da Asset Management Co., Ltd. (“Chun Da”)	Acquired on October 1, 2017	RMB 10 million	100%	PRC

Note (*): These entities were acquired by Yintech through a group reorganization (the ‘‘Reorganization’’) as described below.